American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2023

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 62.4%
Angola — 0.7%
Angolan Government International Bond, 8.25%, 5/9/28(1)		2,900,000	2,678,513
Angolan Government International Bond, 9.375%, 5/8/48(1)		2,000,000	1,661,900
			4,340,413
Argentina — 0.7%
Argentine Republic Government International Bond, 3.625%, 7/9/35		14,400,000	4,501,499
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		1,400,000	1,202,306
Bahamas — 0.3%
Bahamas Government International Bond, 5.75%, 1/16/24(1)		2,000,000	1,977,500
Bahrain — 0.3%
Bahrain Government International Bond, 7.50%, 9/20/47		2,000,000	1,900,000
Bolivia — 0.6%
Bolivian Government International Bond, 5.95%, 8/22/23		3,783,000	3,745,170
Brazil — 1.2%
Brazilian Government International Bond, 4.25%, 1/7/25		2,471,000	2,427,052
Brazilian Government International Bond, 6.00%, 10/20/33		3,800,000	3,773,882
Brazilian Government International Bond, 4.75%, 1/14/50		2,000,000	1,538,245
			7,739,179
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		2,600,000	2,540,127
Chile — 2.3%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	7,152,621
Chile Government International Bond, 2.75%, 1/31/27		4,000,000	3,721,908
Chile Government International Bond, 2.55%, 7/27/33		1,200,000	978,434
Chile Government International Bond, 3.50%, 1/31/34		2,000,000	1,757,804
Chile Government International Bond, 4.95%, 1/5/36		2,000,000	1,970,220
			15,580,987
Colombia — 3.0%
Colombia Government International Bond, 4.50%, 1/28/26		1,525,000	1,470,988
Colombia Government International Bond, 3.125%, 4/15/31		500,000	392,183
Colombia Government International Bond, 7.375%, 9/18/37		2,000,000	1,982,256
Colombia Government International Bond, 6.125%, 1/18/41		5,300,000	4,524,460
Colombian TES, 7.00%, 6/30/32	COP	55,000,000,000	11,540,156
			19,910,043
Costa Rica — 0.1%
Costa Rica Government International Bond, 6.55%, 4/3/34(1)		1,000,000	1,015,000
Czech Republic — 4.4%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	624,410,000	24,819,674
Czech Republic Government Bond, 2.00%, 10/13/33	CZK	120,000,000	4,598,889
			29,418,563
Dominican Republic — 1.3%
Dominican Republic International Bond, 5.95%, 1/25/27		5,000,000	4,949,137
Dominican Republic International Bond, 4.50%, 1/30/30(1)		1,000,000	888,847
Dominican Republic International Bond, 4.875%, 9/23/32		1,900,000	1,652,666
Dominican Republic International Bond, 5.30%, 1/21/41		1,400,000	1,135,777
			8,626,427
Ecuador — 0.5%
Ecuador Government International Bond, 0.00%, 7/31/30(1)(2)		6,000,000	1,740,480
Ecuador Government International Bond, 6.00%, 7/31/30		2,000,000	958,166

Ecuador Government International Bond, 3.50%, 7/31/35(1)		2,000,000	697,505
			3,396,151
Egypt — 0.8%
Egypt Government International Bond, 7.50%, 1/31/27(1)		5,000,000	3,969,700
Egypt Government International Bond, 7.625%, 5/29/32(1)		950,000	617,804
Egypt Government International Bond, 8.50%, 1/31/47(1)		1,800,000	1,055,772
			5,643,276
El Salvador — 0.2%
El Salvador Government International Bond, 7.65%, 6/15/35		825,000	540,657
El Salvador Government International Bond, 7.12%, 1/20/50		1,000,000	615,650
			1,156,307
Ghana — 0.5%
Ghana Government International Bond, 8.125%, 1/18/26(3)(4)		3,200,000	1,529,530
Ghana Government International Bond, 8.125%, 3/26/32(1)(3)(4)		3,500,000	1,612,572
			3,142,102
Guatemala — 0.5%
Guatemala Government Bond, 5.25%, 8/10/29(1)		300,000	287,253
Guatemala Government International Bond, 4.375%, 6/5/27(1)		1,900,000	1,797,546
Guatemala Government International Bond, 4.65%, 10/7/41(1)		1,375,000	1,116,034
			3,200,833
Hungary — 1.7%
Hungary Government Bond, 4.50%, 3/23/28	HUF	3,802,270,000	9,527,782
Hungary Government International Bond, 2.125%, 9/22/31(1)		2,000,000	1,566,106
			11,093,888
Indonesia — 6.0%
Indonesia Government International Bond, 4.10%, 4/24/28		3,800,000	3,667,473
Indonesia Government International Bond, 4.65%, 9/20/32		1,700,000	1,678,467
Indonesia Government International Bond, 4.75%, 7/18/47		780,000	741,282
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	339,085,000,000	22,652,253
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	9,978,143
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		1,500,000	1,491,520
			40,209,138
Iraq — 0.1%
Iraq International Bond, 5.80%, 1/15/28		450,000	418,799
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.125%, 6/15/33		1,200,000	1,081,802
Jordan — 0.6%
Jordan Government International Bond, 7.50%, 1/13/29(1)		3,350,000	3,417,114
Jordan Government International Bond, 7.375%, 10/10/47(1)		860,000	767,786
			4,184,900
Kenya — 0.5%
Republic of Kenya Government International Bond, 6.875%, 6/24/24(1)		2,440,000	2,335,756
Republic of Kenya Government International Bond, 8.25%, 2/28/48(1)		1,000,000	786,764
			3,122,520
Malaysia — 3.0%
Malaysia Government Bond, 3.80%, 8/17/23	MYR	35,000,000	7,753,292
Malaysia Government Bond, 4.70%, 10/15/42	MYR	7,500,000	1,789,523
Malaysia Government Bond, 4.07%, 6/15/50	MYR	49,500,000	10,651,050
			20,193,865
Mexico — 7.5%
Mexican Bonos, 5.50%, 3/4/27	MXN	262,400,000	13,820,778
Mexican Bonos, 7.75%, 5/29/31	MXN	252,300,000	14,154,264
Mexican Bonos, 10.00%, 11/20/36	MXN	192,600,000	12,599,341
Mexico Cetes, 0.00%, 8/10/23(2)	MXN	1,150,000,000	6,848,140

Mexico Government International Bond, 2.66%, 5/24/31		1,400,000	1,167,375
Mexico Government International Bond, 3.50%, 2/12/34		1,000,000	842,011
Mexico Government International Bond, 6.35%, 2/9/35		205,000	215,675
			49,647,584
Morocco — 0.4%
Morocco Government International Bond, 3.00%, 12/15/32		1,500,000	1,209,967
Morocco Government International Bond, 3.00%, 12/15/32(1)		100,000	80,653
Morocco Government International Bond, 4.00%, 12/15/50(1)		1,800,000	1,241,071
			2,531,691
Nigeria — 1.4%
Nigeria Government International Bond, 6.50%, 11/28/27		3,500,000	3,136,770
Nigeria Government International Bond, 6.50%, 11/28/27(1)		2,000,000	1,792,440
Nigeria Government International Bond, 7.375%, 9/28/33(1)		2,800,000	2,325,050
Nigeria Government International Bond, 7.625%, 11/28/47(1)		2,400,000	1,802,568
			9,056,828
Oman — 0.5%
Oman Government International Bond, 6.00%, 8/1/29		2,600,000	2,632,362
Oman Government International Bond, 6.75%, 1/17/48(1)		1,000,000	992,630
			3,624,992
Pakistan — 0.3%
Pakistan Government International Bond, 7.375%, 4/8/31(1)		2,000,000	995,000
Pakistan Government International Bond, 8.875%, 4/8/51(1)		1,750,000	818,563
			1,813,563
Panama — 1.0%
Panama Government International Bond, 6.40%, 2/14/35		950,000	995,187
Panama Government International Bond, 4.50%, 4/16/50		5,700,000	4,436,432
Panama Government International Bond, 6.85%, 3/28/54		1,000,000	1,049,262
			6,480,881
Paraguay — 0.8%
Paraguay Government International Bond, 3.85%, 6/28/33(1)		2,900,000	2,540,407
Paraguay Government International Bond, 5.85%, 8/21/33(1)		950,000	954,029
Paraguay Government International Bond, 5.40%, 3/30/50		1,900,000	1,647,344
			5,141,780
Peru — 3.7%
Peru Government Bond, 5.40%, 8/12/34	PEN	26,000,000	6,470,243
Peruvian Government International Bond, 2.39%, 1/23/26		2,100,000	1,959,686
Peruvian Government International Bond, 2.78%, 1/23/31		2,300,000	1,958,653
Peruvian Government International Bond, 8.75%, 11/21/33		2,500,000	3,148,603
Peruvian Government International Bond, 3.00%, 1/15/34		4,500,000	3,708,564
Peruvian Government International Bond, 6.90%, 8/12/37	PEN	23,000,000	6,430,110
Peruvian Government International Bond, 3.55%, 3/10/51		1,000,000	743,480
			24,419,339
Philippines — 1.1%
Philippine Government International Bond, 6.375%, 1/15/32		1,800,000	1,991,241
Philippine Government International Bond, 5.95%, 10/13/47		4,001,000	4,378,881
Philippine Government International Bond, 5.50%, 1/17/48		733,000	764,004
			7,134,126
Poland — 3.0%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		2,416,000	2,416,833
Republic of Poland Government Bond, 2.50%, 7/25/27	PLN	49,000,000	11,043,773
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	30,000,000	5,632,045
Republic of Poland Government International Bond, 5.75%, 11/16/32		850,000	899,036
			19,991,687

Romania — 1.8%
Romania Government Bond, 8.25%, 9/29/32	RON	24,000,000	5,992,512
Romanian Government International Bond, 6.625%, 2/17/28(1)		2,000,000	2,077,406
Romanian Government International Bond, 7.125%, 1/17/33(1)		1,000,000	1,077,338
Romanian Government International Bond, 6.00%, 5/25/34(1)		1,500,000	1,505,160
Romanian Government International Bond, 7.625%, 1/17/53(1)		1,326,000	1,501,828
			12,154,244
Saudi Arabia — 0.8%
Saudi Government International Bond, 4.75%, 1/18/28(1)		1,035,000	1,029,304
Saudi Government International Bond, 5.50%, 10/25/32(1)		2,810,000	2,956,075
Saudi Government International Bond, 4.625%, 10/4/47(1)		1,400,000	1,230,523
			5,215,902
Senegal — 0.3%
Senegal Government International Bond, 6.25%, 5/23/33(1)		2,540,000	2,195,398
Serbia — 0.2%
Serbia International Bond, 6.50%, 9/26/33(1)		1,460,000	1,467,125
South Africa — 4.7%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	587,410,000	25,501,650
Republic of South Africa Government International Bond, 4.30%, 10/12/28		1,425,000	1,291,976
Republic of South Africa Government International Bond, 5.75%, 9/30/49		6,000,000	4,510,044
			31,303,670
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 6.75%, 4/18/28(1)(3)(4)		2,000,000	906,788
Thailand — 2.6%
Thailand Government Bond, 1.59%, 12/17/35	THB	678,800,000	17,541,901
Turkey — 1.3%
Turkey Government International Bond, 5.60%, 11/14/24		1,600,000	1,580,208
Turkey Government International Bond, 4.875%, 10/9/26		2,000,000	1,849,650
Turkey Government International Bond, 9.875%, 1/15/28		1,025,000	1,092,470
Turkey Government International Bond, 5.125%, 2/17/28		1,000,000	910,851
Turkey Government International Bond, 6.875%, 3/17/36		3,500,000	3,148,722
			8,581,901
Ukraine — 0.2%
Ukraine Government International Bond, 7.25%, 3/15/35(3)(4)		4,400,000	1,330,450
Ukraine Government International Bond, 7.25%, 3/15/35(1)(3)(4)		750,000	226,781
			1,557,231
United Arab Emirates — 0.5%
UAE International Government Bond, 4.95%, 7/7/52(1)		3,300,000	3,277,910
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, 4.75%, 2/20/24		1,000,000	992,583
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $406,302,892)			414,377,919
CORPORATE BONDS — 23.8%
Brazil — 3.2%
Banco Bradesco SA, 3.20%, 1/27/25		2,000,000	1,916,500
Banco do Brasil SA, 4.75%, 3/20/24		2,500,000	2,475,357
Banco Votorantim SA, 4.375%, 7/29/25		2,000,000	1,925,471
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		2,525,000	2,563,973
Embraer Netherlands Finance BV, 7.00%, 7/28/30(1)		3,475,000	3,515,310
Guara Norte Sarl, 5.20%, 6/15/34(1)		4,996,069	4,462,739

Minerva Luxembourg SA, 4.375%, 3/18/31	3,000,000	2,451,000
Petrobras Global Finance BV, 6.50%, 7/3/33	2,100,000	2,065,730
		21,376,080
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26	1,000,000	909,910
Chile — 1.0%
Empresa Nacional del Petroleo, 6.15%, 5/10/33(1)	3,800,000	3,839,615
Kenbourne Invest SA, 4.70%, 1/22/28(1)	1,599,000	1,151,433
VTR Finance NV, 6.375%, 7/15/28(1)	4,000,000	1,715,646
		6,706,694
China — 0.2%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	450,000	351,929
Tencent Holdings Ltd., 3.24%, 6/3/50	1,300,000	840,693
		1,192,622
Colombia — 2.6%
Canacol Energy Ltd., 5.75%, 11/24/28	1,300,000	1,140,285
Ecopetrol SA, 5.875%, 9/18/23	2,235,000	2,232,428
Ecopetrol SA, 6.875%, 4/29/30	3,900,000	3,677,881
Ecopetrol SA, 4.625%, 11/2/31	1,060,000	845,033
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,760,000	4,476,878
Geopark Ltd., 5.50%, 1/17/27(1)	3,918,000	3,370,505
Millicom International Cellular SA, 4.50%, 4/27/31(1)	2,200,000	1,752,586
		17,495,596
Guatemala — 0.3%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 4/27/29(1)	2,000,000	1,846,842
India — 0.5%
Greenko Dutch BV, 3.85%, 3/29/26	2,068,000	1,887,050
Reliance Industries Ltd., 2.875%, 1/12/32(1)(5)	1,750,000	1,454,531
		3,341,581
Indonesia — 1.3%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	1,000,000	979,230
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50(1)	2,150,000	1,939,364
Medco Bell Pte. Ltd., 6.375%, 1/30/27(1)	1,668,000	1,569,593
Pertamina (Persero) PT, 6.50%, 5/27/41	2,300,000	2,399,210
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,709,069
		8,596,466
Israel — 0.8%
Bank Hapoalim BM, VRN, 3.26%, 1/21/32	1,000,000	860,210
Energean Israel Finance Ltd., 4.50%, 3/30/24	2,026,000	2,006,196
Energian Israel Finance Ltd., 8.50%, 9/30/33	2,460,000	2,464,633
		5,331,039
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	478,597
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,265,730
		1,744,327
Luxembourg — 0.9%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(1)	4,500,000	3,819,672
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	2,500,000	2,442,544
		6,262,216
Malaysia — 0.3%
Petronas Capital Ltd., 4.55%, 4/21/50	2,375,000	2,161,821
Mexico — 4.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	1,000,000	991,215
BBVA Bancomer SA, 4.375%, 4/10/24(1)	1,000,000	991,317
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,741,500

Becle SAB de CV, 2.50%, 10/14/31	800,000	633,817
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,668,250	2,591,042
Comision Federal de Electricidad, 3.35%, 2/9/31	2,000,000	1,604,969
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,412,964
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	4,300,000	3,324,975
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,693,000	1,347,145
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31	2,000,000	1,591,149
Petroleos Mexicanos, 4.875%, 1/18/24	1,200,000	1,187,504
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,642,837
Petroleos Mexicanos, 5.95%, 1/28/31	7,100,000	5,277,815
Petroleos Mexicanos, 10.00%, 2/7/33(1)	3,690,000	3,439,697
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	2,884,478	2,558,965
		30,336,911
Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	2,300,000	2,105,006
Panama — 0.4%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	3,095,000	2,812,922
Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	921,713	646,987
Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(2)	1,800,000	1,172,385
		1,819,372
Peru — 0.6%
Credicorp Ltd., 2.75%, 6/17/25	1,800,000	1,706,632
Inkia Energy Ltd., 5.875%, 11/9/27	1,122,000	1,075,157
Petroleos del Peru SA, 5.625%, 6/19/47(1)	1,900,000	1,274,634
		4,056,423
Qatar — 0.6%
Ooredoo International Finance Ltd., 5.00%, 10/19/25	300,000	298,702
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	346,578
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	1,900,000	1,810,643
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 9/30/27	1,469,000	1,482,464
		3,938,387
Saudi Arabia — 2.4%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	973,705
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,115,162
SABIC Capital II BV, 4.00%, 10/10/23	6,041,000	6,019,168
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	5,621,552
TMS Issuer Sarl, 5.78%, 8/23/32(1)	2,000,000	2,050,000
		15,779,587
South Africa — 1.5%
Eskom Holdings SOC Ltd., 6.75%, 8/6/23(1)	4,000,000	3,996,832
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	1,900,000	1,891,532
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	4,100,000	3,929,686
Prosus NV, 4.19%, 1/19/32	520,000	440,359
		10,258,409
United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	905,000	888,683
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	792,006
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,092,328	884,294
		2,564,983
United States — 1.0%
DAE Funding LLC, 3.375%, 3/20/28(1)	3,000,000	2,701,980
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	3,948,074
		6,650,054

Zambia — 0.2%
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	1,000,000	1,025,000
TOTAL CORPORATE BONDS (Cost $173,393,193)		158,312,248
U.S. TREASURY SECURITIES — 2.1%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,322,851
U.S. Treasury Notes, 2.875%, 8/15/28(6)	3,885,000	3,656,225
U.S. Treasury Notes, 1.25%, 8/15/31(6)	3,000,000	2,444,180
U.S. Treasury Notes, 1.875%, 2/15/32(6)	6,700,000	5,691,336
U.S. Treasury Notes, 3.375%, 5/15/33	1,109,000	1,057,969
TOTAL U.S. TREASURY SECURITIES (Cost $17,063,486)		14,172,561
PREFERRED STOCKS — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $600,000)	600,000	588,636
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,487,500	1,487,500
Repurchase Agreements — 9.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $11,891,732), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $11,639,541)		11,637,837
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 1/15/33, valued at $53,984,546), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $52,933,762)		52,926,000
		64,563,837
Treasury Bills(8) — 0.8%
U.S. Treasury Bills, 5.09%, 8/24/23	5,000,000	4,983,199
TOTAL SHORT-TERM INVESTMENTS (Cost $71,035,700)		71,034,536
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $668,395,271)		658,485,900
OTHER ASSETS AND LIABILITIES — 0.9%		5,959,817
TOTAL NET ASSETS — 100.0%		$664,445,717

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	157,675,176	USD	31,560,915	Goldman Sachs & Co.	9/15/23	$1,533,209
BRL	15,716,846	USD	3,188,519	Goldman Sachs & Co.	9/15/23	110,258
BRL	30,863,192	USD	6,325,462	Goldman Sachs & Co.	9/15/23	152,351
BRL	32,299,313	USD	6,586,320	Goldman Sachs & Co.	9/15/23	192,918
BRL	32,187,700	USD	6,627,074	Goldman Sachs & Co.	9/15/23	128,737
BRL	31,808,376	USD	6,538,879	Goldman Sachs & Co.	9/15/23	137,317
BRL	33,027,143	USD	6,862,070	Goldman Sachs & Co.	9/15/23	69,930
BRL	31,355,084	USD	6,593,436	Goldman Sachs & Co.	9/15/23	(12,381)
USD	7,074,687	BRL	33,877,138	Bank of America N.A.	9/15/23	(35,717)
USD	3,238,467	BRL	15,739,595	Goldman Sachs & Co.	9/15/23	(65,085)
USD	3,550,624	BRL	17,305,384	Goldman Sachs & Co.	9/15/23	(81,569)
USD	5,927,569	BRL	29,347,393	Goldman Sachs & Co.	9/15/23	(232,096)
USD	9,554,271	BRL	47,307,972	Goldman Sachs & Co.	9/15/23	(375,104)
USD	6,822,082	BRL	33,240,593	Goldman Sachs & Co.	9/15/23	(154,719)
CLP	5,311,351,790	USD	6,522,999	Bank of America N.A.	9/15/23	(221,692)
CLP	5,467,717,942	USD	6,594,763	Bank of America N.A.	9/15/23	(107,946)
CLP	5,061,160,941	USD	6,231,038	Morgan Stanley	9/15/23	(226,554)
CLP	5,163,030,249	USD	6,439,299	Morgan Stanley	9/15/23	(313,959)

CLP	5,154,865,407	USD	6,433,529	Morgan Stanley	9/15/23	(317,875)
CLP	5,498,516,809	USD	6,600,068	Morgan Stanley	9/15/23	(76,712)
USD	7,030,168	CLP	5,691,623,886	Bank of America N.A.	9/15/23	277,712
USD	6,472,066	CLP	5,462,423,421	Bank of America N.A.	9/15/23	(8,470)
USD	6,439,973	CLP	5,319,417,700	Goldman Sachs & Co.	9/15/23	129,097
USD	13,839,574	CLP	11,107,919,196	Morgan Stanley	9/15/23	661,308
USD	5,779,523	CLP	4,672,744,122	Morgan Stanley	9/15/23	235,850
CNY	160,291,565	USD	22,628,865	Goldman Sachs & Co.	9/15/23	(72,376)
CNY	55,414,903	USD	7,772,076	Goldman Sachs & Co.	9/15/23	25,999
CNY	22,883,499	USD	3,226,664	Morgan Stanley	9/15/23	(6,461)
COP	11,020,012,808	USD	2,580,799	Bank of America N.A.	9/15/23	194,919
COP	7,910,178,025	USD	1,832,332	Morgan Stanley	9/15/23	160,082
COP	28,306,758,629	USD	6,739,704	Morgan Stanley	9/15/23	390,195
USD	6,908,878	COP	29,597,634,045	Goldman Sachs & Co.	9/15/23	(546,167)
USD	8,492,953	COP	36,222,445,649	Goldman Sachs & Co.	9/15/23	(630,748)
USD	11,102,874	CZK	244,740,648	Goldman Sachs & Co.	9/15/23	(141,229)
HUF	3,093,419,702	USD	8,845,800	Bank of America N.A.	9/15/23	(147,438)
HUF	3,664,281,131	USD	10,324,085	Bank of America N.A.	9/15/23	(20,523)
HUF	2,483,869,340	USD	7,151,155	JPMorgan Chase Bank N.A.	9/15/23	(166,783)
HUF	2,149,936,934	USD	6,247,425	Morgan Stanley	9/15/23	(202,034)
HUF	260,029,447	USD	741,649	UBS AG	9/15/23	(10,474)
USD	10,130,793	HUF	3,578,161,108	JPMorgan Chase Bank N.A.	9/15/23	69,391
USD	7,060,481	HUF	2,440,820,321	JPMorgan Chase Bank N.A.	9/15/23	197,158
USD	9,170,521	HUF	3,157,346,120	Morgan Stanley	9/15/23	292,405
USD	6,692,590	HUF	2,270,854,057	UBS AG	9/15/23	307,194
USD	6,420,822	HUF	2,233,952,902	UBS AG	9/15/23	139,188
IDR	96,812,163,004	USD	6,474,431	Goldman Sachs & Co.	9/15/23	(66,837)
USD	3,051,070	IDR	45,582,992,848	Bank of America N.A.	9/15/23	34,122
USD	2,911,563	IDR	43,556,979,801	Bank of America N.A.	9/15/23	28,708
USD	3,255,308	IDR	49,073,767,817	Bank of America N.A.	9/15/23	7,320
USD	4,729,005	IDR	70,358,139,503	Goldman Sachs & Co.	9/15/23	72,293
USD	3,164,960	IDR	48,123,210,974	Morgan Stanley	9/15/23	(20,115)
ILS	23,699,085	USD	6,517,156	Bank of America N.A.	9/15/23	(60,816)
ILS	23,239,551	USD	6,482,510	Bank of America N.A.	9/15/23	(151,360)
ILS	35,924,858	USD	9,991,483	Morgan Stanley	9/15/23	(204,476)
USD	6,562,813	ILS	23,320,511	Bank of America N.A.	9/15/23	209,608
USD	9,881,938	ILS	35,924,858	Goldman Sachs & Co.	9/15/23	94,931
USD	9,857,453	ILS	35,800,011	Goldman Sachs & Co.	9/15/23	104,458
USD	6,655,006	ILS	23,618,125	JPMorgan Chase Bank N.A.	9/15/23	220,722
INR	798,060,907	USD	9,714,679	Morgan Stanley	9/15/23	(22,459)
USD	9,830,393	INR	808,893,850	Goldman Sachs & Co.	9/15/23	6,609
USD	6,395,947	INR	529,648,403	Morgan Stanley	9/15/23	(36,480)
USD	3,254,274	INR	268,412,504	Morgan Stanley	9/15/23	(5,519)
KRW	8,560,450,055	USD	6,513,315	Bank of America N.A.	9/15/23	202,701
KRW	8,547,288,868	USD	6,519,671	Bank of America N.A.	9/15/23	186,019
KRW	8,382,876,985	USD	6,460,767	Morgan Stanley	9/15/23	115,936
KRW	8,226,245,782	USD	6,487,064	Morgan Stanley	9/15/23	(33,245)
KRW	8,282,246,798	USD	6,349,225	Morgan Stanley	9/15/23	148,529
KRW	8,394,371,577	USD	6,573,510	Morgan Stanley	9/15/23	12,211
KRW	8,468,487,846	USD	6,653,955	Morgan Stanley	9/15/23	(10,087)
USD	6,680,499	KRW	8,693,333,763	Bank of America N.A.	9/15/23	(139,769)
USD	6,597,444	KRW	8,403,824,720	Bank of America N.A.	9/15/23	4,308
USD	6,623,288	KRW	8,404,952,017	Goldman Sachs & Co.	9/15/23	29,266
USD	6,441,925	KRW	8,382,876,985	Morgan Stanley	9/15/23	(134,778)
USD	6,446,901	KRW	8,226,245,782	Morgan Stanley	9/15/23	(6,918)

USD	6,463,940	KRW	8,282,246,798	Morgan Stanley	9/15/23	(33,814)
MXN	99,541,449	USD	5,740,885	Bank of America N.A.	9/15/23	157,013
MXN	112,999,060	USD	6,587,051	Bank of America N.A.	9/15/23	108,220
MXN	128,997,415	USD	7,370,033	JPMorgan Chase Bank N.A.	9/15/23	273,151
MXN	109,897,674	USD	6,356,678	JPMorgan Chase Bank N.A.	9/15/23	154,833
MXN	193,737,562	USD	11,379,267	JPMorgan Chase Bank N.A.	9/15/23	99,815
MXN	96,267,892	USD	5,653,408	JPMorgan Chase Bank N.A.	9/15/23	50,529
MXN	117,386,151	USD	6,910,139	JPMorgan Chase Bank N.A.	9/15/23	45,070
USD	13,981,611	MXN	238,197,100	Bank of America N.A.	9/15/23	(131,728)
USD	3,166,822	MXN	55,404,308	Goldman Sachs & Co.	9/15/23	(115,921)
USD	6,930,736	MXN	118,023,652	JPMorgan Chase Bank N.A.	9/15/23	(62,245)
USD	3,138,014	MXN	54,718,475	Morgan Stanley	9/15/23	(104,092)
USD	12,850,932	MXN	222,842,103	Morgan Stanley	9/15/23	(352,613)
USD	2,847,534	MXN	49,548,233	Morgan Stanley	9/15/23	(88,232)
USD	3,262,960	MXN	55,865,066	Morgan Stanley	9/15/23	(47,083)
USD	14,310,487	MXN	253,745,829	UBS AG	9/15/23	(724,125)
USD	3,152,935	MXN	55,200,327	UBS AG	9/15/23	(117,722)
MYR	24,746,204	USD	5,416,109	Goldman Sachs & Co.	9/15/23	89,085
MYR	47,975,846	USD	10,423,867	Goldman Sachs & Co.	9/15/23	249,138
MYR	31,899,432	USD	7,071,477	Goldman Sachs & Co.	9/15/23	25,069
USD	2,837,607	MYR	13,067,178	Goldman Sachs & Co.	9/15/23	(69,399)
PEN	3,336,256	USD	903,229	Goldman Sachs & Co.	9/15/23	19,563
PHP	540,061,825	USD	9,697,645	Goldman Sachs & Co.	9/15/23	164,277
PHP	268,734,826	USD	4,852,561	Goldman Sachs & Co.	9/15/23	54,732
USD	6,414,925	PHP	360,268,577	Goldman Sachs & Co.	9/15/23	(163,841)
USD	3,197,518	PHP	179,793,248	Goldman Sachs & Co.	9/15/23	(85,637)
USD	9,674,546	PHP	538,968,958	Goldman Sachs & Co.	9/15/23	(167,419)
USD	4,988,280	PHP	272,434,894	Goldman Sachs & Co.	9/15/23	13,421
PLN	13,413,971	USD	3,218,268	Bank of America N.A.	9/15/23	123,141
PLN	26,835,967	USD	6,441,395	Bank of America N.A.	9/15/23	243,423
PLN	39,596,339	USD	9,655,468	Goldman Sachs & Co.	9/15/23	207,949
PLN	50,917,292	USD	12,650,998	UBS AG	9/15/23	32,460
USD	6,166,100	PLN	24,747,666	Bank of America N.A.	9/15/23	1,476
USD	9,336,234	PLN	39,009,296	Goldman Sachs & Co.	9/15/23	(380,951)
USD	9,615,421	PLN	39,890,303	Goldman Sachs & Co.	9/15/23	(321,222)
USD	6,757,077	PLN	27,035,462	JPMorgan Chase Bank N.A.	9/15/23	22,565
USD	6,549,926	PLN	27,157,144	Morgan Stanley	9/15/23	(214,897)
RON	29,718,541	USD	6,459,386	Goldman Sachs & Co.	9/15/23	155,906
RON	29,334,824	USD	6,444,370	Goldman Sachs & Co.	9/15/23	85,507
RON	53,415,430	USD	11,784,249	Goldman Sachs & Co.	9/15/23	105,927
USD	6,523,788	RON	30,001,630	Bank of America N.A.	9/15/23	(154,519)
USD	799,175	RON	3,681,639	Goldman Sachs & Co.	9/15/23	(20,351)
USD	11,727,611	RON	53,510,546	Goldman Sachs & Co.	9/15/23	(183,737)
USD	5,507,092	RON	24,518,208	Goldman Sachs & Co.	9/15/23	49,385
USD	6,565,997	RON	29,319,264	JPMorgan Chase Bank N.A.	9/15/23	39,583
THB	228,300,412	USD	6,652,944	Bank of America N.A.	9/15/23	44,065
THB	181,126,005	USD	5,344,937	Bank of America N.A.	9/15/23	(31,752)
THB	105,432,731	USD	3,047,189	Goldman Sachs & Co.	9/15/23	45,595
THB	171,857,894	USD	5,088,015	Goldman Sachs & Co.	9/15/23	(46,703)
THB	248,875,323	USD	7,082,579	JPMorgan Chase Bank N.A.	9/15/23	217,977
THB	288,613,803	USD	8,395,061	UBS AG	9/15/23	71,192
USD	7,084,264	THB	245,257,134	JPMorgan Chase Bank N.A.	9/15/23	(110,156)
USD	3,106,896	THB	107,144,732	Morgan Stanley	9/15/23	(36,108)
USD	3,274,137	THB	112,923,359	Morgan Stanley	9/15/23	(38,378)
USD	3,078,378	THB	106,366,571	UBS AG	9/15/23	(41,800)

USD	3,133,556	THB	108,576,158	UBS AG	9/15/23	(51,438)
TWD	295,318,343	USD	9,459,268	Morgan Stanley	9/15/23	(48,542)
USD	9,687,333	TWD	295,318,343	Bank of America N.A.	9/15/23	276,607
USD	9,683,004	TWD	303,562,185	Morgan Stanley	9/15/23	9,577
USD	2,281,021	ZAR	42,926,107	Bank of America N.A.	9/15/23	(109,711)
USD	6,599,809	ZAR	122,276,313	Bank of America N.A.	9/15/23	(210,266)
USD	4,791,169	ZAR	88,358,087	Bank of America N.A.	9/15/23	(129,859)
USD	6,049,628	ZAR	110,634,548	Bank of America N.A.	9/15/23	(112,068)
USD	7,864,506	ZAR	142,576,494	Goldman Sachs & Co.	9/15/23	(76,169)
USD	12,880,231	ZAR	239,668,208	JPMorgan Chase Bank N.A.	9/15/23	(467,884)
USD	6,388,680	ZAR	121,030,910	JPMorgan Chase Bank N.A.	9/15/23	(352,032)
USD	8,965,657	ZAR	162,003,278	JPMorgan Chase Bank N.A.	9/15/23	(56,977)
USD	4,502,225	ZAR	79,929,429	JPMorgan Chase Bank N.A.	9/15/23	50,624
USD	3,601,016	ZAR	66,877,039	Morgan Stanley	9/15/23	(123,643)
USD	2,793,234	ZAR	52,020,365	Morgan Stanley	9/15/23	(103,996)
ZAR	127,539,700	USD	6,884,717	Bank of America N.A.	9/15/23	218,497
ZAR	132,204,118	USD	7,079,625	Bank of America N.A.	9/15/23	283,369
ZAR	154,373,872	USD	8,607,412	Bank of America N.A.	9/15/23	(9,692)
ZAR	197,316,046	USD	10,366,520	Goldman Sachs & Co.	9/15/23	622,828
ZAR	113,842,936	USD	6,179,314	Goldman Sachs & Co.	9/15/23	161,070
ZAR	77,390,553	USD	4,295,445	Goldman Sachs & Co.	9/15/23	14,755
ZAR	117,702,547	USD	6,611,582	JPMorgan Chase Bank N.A.	9/15/23	(56,240)
ZAR	38,584,312	USD	2,059,487	Morgan Stanley	9/15/23	89,433
ZAR	27,059,911	USD	1,475,055	Morgan Stanley	9/15/23	32,023
ZAR	35,743,664	USD	1,948,157	Morgan Stanley	9/15/23	42,555
ZAR	121,413,029	USD	6,612,753	Morgan Stanley	9/15/23	149,241
						$963,672

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	71	September 2023	$14,415,219	$(191,464)
U.S. Treasury 5-Year Notes	37	September 2023	3,952,352	(65,052)
U.S. Treasury 10-Year Notes	401	September 2023	44,673,906	(336,309)
U.S. Treasury Long Bonds	14	September 2023	1,742,125	(24,527)
U.S. Treasury Ultra Bonds	96	September 2023	12,693,000	(183,896)
			$77,476,602	$(801,248)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	346	September 2023	$40,476,594	$733,657

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazil Government International Bond	Buy	(1.00)%	6/20/28	$16,980,000	$1,054,855	$(612,694)	$442,161
Chile Government International Bond	Buy	(1.00)%	6/20/28	$7,500,000	68,689	(199,584)	(130,895)
Colombia Government International Bond	Buy	(1.00)%	6/20/28	$12,830,000	757,227	(235,181)	522,046
Malaysia Government International Bond	Buy	(1.00)%	6/20/28	$6,800,000	(60,109)	(120,835)	(180,944)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$12,474,000	175,422	(725,427)	(550,005)
Markit CDX North America High Yield Index Series 39	Buy	(1.00)%	6/20/28	$16,550,000	700,193	(87,498)	612,695
Mexico Government International Bond	Buy	(1.00)%	6/20/28	$38,870,000	652,504	(703,493)	(50,989)
Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/28	$10,568,000	771,292	(214,205)	557,087
					$4,120,073	$(2,898,917)	$1,221,156
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(548)	$336,821	$336,273

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N.A.	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(503,965)
Bank of America N.A.	BZDIOVRA	Pay	12.85%	1/2/24	BRL	80,739,159	(94,390)
Barclays Bank PLC	BZDIOVRA	Pay	11.56%	1/2/26	BRL	31,677,942	207,018
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	872,455
Goldman Sachs & Co.	BZDIOVRA	Pay	10.85%	1/2/26	BRL	27,510,129	85,019
Goldman Sachs & Co.	BZDIOVRA	Pay	10.37%	1/2/26	BRL	27,923,471	20,886
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(812,160)
							$(225,137)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	New Romanian Leu
THB	–	Thai Baht
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $163,722,701, which represented 24.6% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,454,531. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,059,525.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,487,500.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$414,377,919	—
Corporate Bonds	—	158,312,248	—
U.S. Treasury Securities	—	14,172,561	—
Preferred Stocks	—	588,636	—
Short-Term Investments	$1,487,500	69,547,036	—
	$1,487,500	$656,998,400	—
Other Financial Instruments
Futures Contracts	$733,657	—	—
Swap Agreements	—	$3,655,640	—
Forward Foreign Currency Exchange Contracts	—	11,783,605	—
	$733,657	$15,439,245	—
Liabilities
Other Financial Instruments
Futures Contracts	$801,248	—	—
Swap Agreements	—	$2,323,348	—
Forward Foreign Currency Exchange Contracts	—	10,819,933	—
	$801,248	$13,143,281	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.